INVESTMENT IN AN ASSOCIATE (Details Narrative) ¥ in Thousands			12 Months Ended
	Dec. 22, 2025 SGD ($)	Dec. 18, 2025	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 22, 2025 CNY (¥)	Dec. 31, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Impairment loss			$ 0	$ 0
Group's equity interest				20.00%
Cash consideration				$ 4,970,367	$ 1,629,589	$ 2,095,489
Carrying value				220,950				$ 195,073
Gain on disposal of profit or loss			$ (223,204)
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Group's equity interest		20.00%		20.00%
Cash consideration	$ 517,440						¥ 1,650
Carrying value	223,204			$ 220,950
Gain on disposal of profit or loss	$ 294,236